Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature
Summary of expenses by nature

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	258,495	322,563	309,250
Advertising and marketing expenses	303,856	380,794	255,534
Cost of inventories and consumables	112,617	163,881	174,991
Operating lease rental expenses	8,986	4,860	15,836
Amortisation and depreciation	83,834	106,405	99,135
Utilities and office expenses	51,271	52,666	76,579
Travelling and entertainment expenses	28,173	17,136	12,818
Bank charges	5,158	4,350	3,213
Loss on disposal of property, plant and equipment	1,444	915	—
Legal and professional fees	6,032	19,273	30,570
Other expenses	25,479	25,207	9,820
	885,345	1,098,050	987,746